RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
RESTRICTED CASH
RESTRICTED CASH
5.	RESTRICTED CASH

As of December 31, 2021 and 2022, the Group held restricted cash of RMB35,831 and RMB76,070 respectively in designated bank accounts, which were composed of the deposit required for issuing bank acceptance bills and the judicial frozen funds.